                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

     Read instructions at end of Form before preparing Form.
                             Please print or type.

1.   Name and address of issuer:  Aon Funds
                                  123 N. Wacker Drive
                                  Chicago, Illinois  60606



2.   Name of each series or class of funds for which this notice is filed:

        Money Market Fund Class C (1)
        Money Market Fund Class Y
        Government Securities Fund Class C (1)
        Government Securities Fund Class Y (1)
        Asset Allocation Fund Class C (1)
        Asset Allocation Fund Class Y
        S & P 500 Index Fund Class C (1)
        S & P 500 Index Fund Class Y (1)
        REIT Index Fund Class C (1)
        REIT Index Fund Class Y (1)
        International Equity Fund Class C (1)
        International Equity Fund Class Y (1)

        (1)  Data on Form 24F-2 for the period from
             September 3, 1996 (commencement of operations) to
             October 31, 1996


3.   Investment Company Act File Number:  811-6422

     Securities Act File Number:          33-43133


4.   Last day of fiscal year for which this notice is filed:

                        October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                []




6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                               NOT APPLICABLE


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      0


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      0


9. Number and aggregate sale price of securities sold during the fiscal year:



                                           Shares              Amount
                                           ------              ------

Money Market Fund Class C               2,000,020           $2,000,020
Money Market Fund Class Y           4,623,262,647        4,623,262,647
Government Securities Fund Class C        200,000            2,000,000
Government Securities Fund Class Y      3,760,650           38,000,000
Asset Allocation Fund Class C             160,901            2,000,000
Asset Allocation Fund Class Y           1,302,640           16,179,173
S & P 500 Index Fund Class C              200,000            2,000,000
S & P 500 Index Fund Class Y            2,200,153           23,000,000
REIT Index Fund Class C                   150,000            1,500,000
REIT Index Fund Class Y                 2,309,830           23,600,000
International Equity Fund Class C         200,000            2,000,000
International Equity Fund Class Y       2,268,934           23,000,000

 Total                              4,638,015,775       $4,758,541,840


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


                                             Shares                Amount
                                             ------                ------
Money Market Fund Class C                 2,000,020            $2,000,020
Money Market Fund Class Y             4,623,262,647         4,623,262,647
Government Securities Fund Class C                0                     0
Government Securities Fund Class Y        3,460,650            35,000,000
Asset Allocation Fund Class C               160,901             2,000,000
Asset Allocation Fund Class Y             1,302,640            16,179,173
S & P 500 Index Fund Class C                      0                     0
S & P 500 Index Fund Class Y              1,700,153            18,000,000
REIT Index Fund Class C                           0                     0
REIT Index Fund Class Y                   2,159,830            22,100,000
International Equity Fund Class C                 0                     0
International Equity Fund Class Y         1,468,934            15,000,000

Total                                 4,635,515,775        $4,733,541,840



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


                                           Shares             Amount
                                           ------             ------
   Money Market Fund Class C                7,584             $7,584
   Money Market Fund Class Y            6,158,874          6,158,874
   Government Securities Fund Class C         322              3,245
   Government Securities Fund Class Y       4,828             48,760
   Asset Allocation Fund Class C                0                  0
   Asset Allocation Fund Class Y          134,937          1,694,654
   S & P 500 Index Fund Class C                 0                  0
   S & P 500 Index Fund Class Y                 0                  0
   REIT Index Fund Class C                      0                  0
   REIT Index Fund Class Y                      0                  0
   International Equity Fund Class C            0                  0
   International Equity Fund Class Y            0                  0

   Total                                6,306,545         $7,913,117




12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                 $4,733,541,840
                                                                 --------------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):


                                                                 +    7,913,117
                                                                   ------------

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                 -4,666,495,530
                                                                 --------------
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                 +      0
                                                                 --------------

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                                 $   74,959,427
                                                                 --------------

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                                 x     1/3300
                                                                 ------------
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                 $    22,714.98
                                                                 ==============

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                       [X]





      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                              DECEMBER 26, 1996

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael A. Conway
                           ----------------------------
                           Michael A. Conway, President


Date: December 23, 1996



    *Please print the name and title of the signing officer below the signature.

[AON FUNDS LOGO]
1-800-AON-FNDS



                               December 23, 1996


Mr. Michael A. Conway
President
Aon Funds
123 North Wacker Drive
Chicago, IL  60606

     Re: Aon Funds; Rule 24f-2 Notice; Opinion of Counsel

Dear Mr. Conway:

I have served as corporate counsel and Secretary to Aon Funds, a Delaware business trust (the "Trust"), and you have asked me to provide an opinion to you with respect to the issuance of all of the shares (the "Shares") of the Trust, and of its predecessor, Aon Asset Management Fund, Inc., a Virginia corporation (the "Company"), issued and sold during the fiscal year ended October 31, 1996 of the Trust (the "Fiscal Year"), the registration of which under the Securities Act of 1933, as amended (the "1933 Act") is to be made definite by the filing by the Trust of a Form 24F-2 with the Securities and Exchange Commission pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). I have conducted such legal and factual inquiry as I have deemed necessary for the purpose of rendering this opinion.

With respect to the period from November 1, 1995 to September 3, 1996, the Shares were issued by the Company pursuant to its Amended and Restated Articles of Incorporation (the "Articles"). On September 3, 1996, the Company was reorganized into the Trust (the "Reorganization") in a transaction meeting the requirements of Rule 414 under the 1933 Act. The Trust, therefore, qualifies as a "successor fund" under Rule 24f-2 of the 1940 Act and succeeds to the Rule 24f-2 credits and exemptions of the Company as its predecessor. All Shares issued before the Reorganization were issued by the Company pursuant to the Articles and following the Reorganization were issued by the Trust pursuant to its Declaration of Trust, as filed with the Delaware Secretary of State on May 15, 1996 (the "Agreement and Declaration of Trust").

In rendering this opinion, I rely on (i) the representation by the Company that it or its agents received consideration for the Shares issued prior to the Reorganization in accordance with the Articles and as approved by the Board of Directors of the Company, (ii) the representation by the Trust that it or its agents received consideration for the Shares issued following the Reorganization in accordance with the Declaration of Trust, and as approved by the Board of Trustees of the Trust, and (iii) the representation by the Company that at no time prior to the Reorganization did the number of shares issued and outstanding by the Company exceed the number of Shares the Company is authorized to issue pursuant to the Articles.

Mr. Michael A. Conway
Page 2
December 23, 1996



Further, with respect to matters of Delaware law, I have relied on the opinion of Delaware counsel, Prickett, Jones, Kristol, Elliott & Schnee, contained in a letter dated December 23, 1996.

Based on and subject to the foregoing, I am of the opinion that the Shares issued during the Fiscal Year were validly issued, fully paid and nonassessable.

I hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Form 24F-2. In giving this consent, I do not concede that I am an expert within the meaning of the 1933 Act or the rules and regulations thereunder or that this consent is required by Section 7 of the 1933 Act.

                             Very truly yours,

                             AON FUNDS



                        /s/  Karl W. Krause
                             ---------------------
                             Karl W. Krause
                             Secretary

/sl

              [PRICKETT, JONES, ELLIOT, KRISTOL & SCHNEE LOGO]










                                     December 23, 1996

Aon Funds
123 North Wacker Drive
Chicago, Illinois  60606

     RE: Aon Funds; Rule 24f-2 Notice

Ladies and Gentlemen:

     We have been retained as special Delaware counsel to Aon Funds, a Delaware business trust (the "Trust"), to furnish this opinion to you with respect to the status of the shares of beneficial interests in the Trust (the "Shares") issued and sold by the Trust from its initial public offering on September 3, 1996 through the end of its fiscal year ended October 31, 1996 (the "Fiscal Year"), the registration of which under the Securities Act of 1933, as amended (the "1933 Act"), is to be made definite by a notice dated the date hereof ("Form 24F-2") to be filed by the Trust with the Securities and Exchange Commission (the "SEC") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act").

     In rendering this opinion, we have reviewed the Agreement and Declaration of Trust of the Trust made and entered into as of the 15th day of May, 1996 by the Initial Trustees, including the Bylaws of the Trust dated as of May 22, 1996 (the "Trust Agreement"); the Authorization of Six Series of Shares (and Classes within such Series) of the Trust as adopted by the Trustees on May 22, 1996 with the Form of Trust Plan Pursuant to Rule 18f-3(d) Under the 1940 Act attached thereto as Exhibit A and as amended by resolution adopted by the Trustees on August 28, 1996 (the "Authorization"); all Resolutions adopted by the Trustees of the Trust authorizing the sale and issuance of the Shares of the Trust during the Fiscal Year (the "Trustees' Resolutions"), certified by the Secretary of the Trust; the Certificate of Trust of the Trust which was filed with the Office of the Secretary of State of the State of Delaware (the "Delaware Secretary of State") on May 16, 1996 (the "Trust Certificate"); Form 24F-2 substantially in the form to be filed with the SEC on the date hereof; a Certificate of Good Standing for the Trust obtained from the Delaware Secretary of State; a

Certificate of the Secretary of the Trust dated December 19, 1996;
and a Certificate of the President of the Trust dated December 19, 1996. In rendering this opinion, we have not received or reviewed any other documents.

     In our review, we have assumed the authenticity of all documents submitted to us and the genuineness of all signatures on such documents, and have relied on the facts, which we have assumed to be correct, contained in those documents, as well as the facts recited herein. We also have assumed that the Trust Agreement and the Authorization constitute the entire agreement with respect to the subject matter thereof among the respective parties, are in full force and effect and have not been amended or rescinded. All capitalized terms used herein, other than those defined herein, are intended to have the meanings set forth in the Trust Agreement.

     For purposes of this opinion, we have made, and our opinion is based upon, the following additional assumptions:

           (1) The Trust Certificate and the Trust Agreement have been validly executed and delivered by the Initial Trustees;

           (2) No action has been taken to dissolve or terminate the Trust;

           (3) Each of the Shareholders of the Trust who is not a natural person is duly organized, validly existing and in good standing under the laws of its domiciliary jurisdiction with full power and authority to enter into and perform the provisions in the Trust Agreement applicable to it, and each Trustee, and each Shareholder who is a natural person, has the capacity to enter into and perform the provisions in the Trust Agreement applicable to it; and

           (4) All Shares issued by the Trust during the Fiscal Year (a) were issued in accordance with the Trustees' Resolutions and Article III,
      Section 3 of the Trust Agreement and each Shareholder has been duly recorded as such on the books of the Trust or its transfer agent; and (b) were qualified or exempted from qualifying as required under the securities laws of those states in which such Shares were offered and sold.

     This opinion is based upon the application of the Delaware Business Trust Act, 12 Del. C. Ch. 38, to the matters set forth below which are the laws of Delaware normally applicable to such matters (with the exception that the Delaware Securities Act may be applicable to such matters, but we have been expressly asked not to consider such law). We have not been requested to and do not opine as to the applicability of the laws of any other jurisdiction or as to the legality or nonassessability of any shares issued by Aon Asset Management Fund, Inc., a Virginia corporation, as predecessor of the Trust. This opinion speaks only as of the date hereof and not to the effect of any future events or future amendments to the documents referred to in the second paragraph of this letter.

     Based upon the foregoing, subject thereto, and in reliance thereon, we are of the opinion that the Shares issued by the Trust during the Fiscal Year are validly issued, fully paid and nonassessable.

     This opinion is being furnished to you solely for your benefit. We do not purport to represent the Shareholders in the Trust or other potential investors in Shares. In rendering this opinion, we are serving as counsel on behalf of the Trust only. Without admitting that we are within the class of persons required to consent under Section 7 of the 1933 Act, and the Rules and Regulations thereunder, we consent to the filing of this opinion with the SEC as an exhibit to Form 24F-2 and with any state securities commission. Except as set forth above, we do not consent to the use of our name or this opinion for any other purpose.

                              Very truly yours,

                             /s/ Prickett, Jones, Elliot, Kristol & Schnee
                                 -----------------------------------------
                                 Prickett, Jones, Elliot, Kristol & Schnee
EOH/TAM/mml